Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	NAC GLOBAL TECHNOLOGIES, INC.
Entity Central Index Key	0000006732
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Entity Filer Category	Smaller Reporting Company